Schedule of financial income (expenses) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Financial expenses	R$ 1,448,295	R$ 1,324,759	R$ 1,173,425
Financial expenses	(1,448,295)	(1,324,759)	(1,173,425)
Financial income	472,408	336,731	372,842
Financial income (expenses), net before exchange rate changes	(975,887)	(988,028)	(800,583)
Exchange rate changes, net	48,464	(2,178,343)	(233,098)
Financial income (expenses), net	(927,423)	(3,166,371)	(1,033,681)
Interet And Charges Local Currency [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(517,235)	(348,050)	(331,367)
Financial expenses	517,235	348,050	331,367
Interet And Charges Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(46,793)	(136,257)	(165,421)
Financial expenses	46,793	136,257	165,421
Other Financial Expenses [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(315,013)	(328,413)	(344,508)
Financial expenses	315,013	328,413	344,508
Income Tax Over International Remittance [Member]
IfrsStatementLineItems [Line Items]
Financial expenses		(15,134)	(17,650)
Financial expenses		15,134	17,650
Inflation Adjustment Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(225,791)	(86,938)	(44,802)
Financial expenses	225,791	86,938	44,802
Other Inflation Adjustments [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(172,632)	(142,313)	(107,584)
Financial expenses	172,632	142,313	107,584
Interest Inflation Adjustments On Provisions [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(170,831)	(267,654)	(162,093)
Financial expenses	170,831	267,654	162,093
Inflation Adjustment Gains [Member]
IfrsStatementLineItems [Line Items]
Financial income	198,907	120,957	91,180
Income On Financial Investments [Member]
IfrsStatementLineItems [Line Items]
Financial income	150,632	75,522	151,622
Financial Interest Income [Member]
IfrsStatementLineItems [Line Items]
Financial income	145,866	162,576	150,054
C O F I N S And Pasep [Member]
IfrsStatementLineItems [Line Items]
Financial income	(23,038)	(22,328)	(20,028)
Other Financial Income [Member]
IfrsStatementLineItems [Line Items]
Financial income	41	4	14
Exchange Rate Changes Borrowing Financing [Member]
IfrsStatementLineItems [Line Items]
Exchange rate changes, net	48,522	(2,180,241)	(233,960)
Exchange Gains [Member]
IfrsStatementLineItems [Line Items]
Exchange rate changes, net	(36)	1,894	863
Other Exchange Rate Changes [Member]
IfrsStatementLineItems [Line Items]
Exchange rate changes, net	R$ (22)	R$ 4	R$ (1)